Morningstar Conservative ETF Asset Allocation Portfolio

Schedule of Investments

As of September 30, 2022 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.08%
iShares® Broad USD High Yield Corporate Bond ETF	39,618	$1,331,957
iShares® Core S&P 500® ETF	1,580	566,667
iShares® Core S&P® Mid-Cap ETF	1,924	421,857
iShares® JP Morgan USD Emerging Markets Bond ETF	3,625	287,825
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	54,387	879,982
Schwab Fundamental Emerging Markets Large Company Index ETF	12,128	284,280
Schwab Fundamental International Large Company Index ETF	34,462	866,719
Schwab US TIPS ETF	19,725	1,021,755
SPDR® Portfolio Intermediate Term Corporate Bond ETF	19,075	597,429
VanEck J. P. Morgan EM Local Currency Bond ETF	32,193	734,000
Vanguard® FTSE Developed Markets ETF	19,782	719,274
Vanguard® Intermediate-Term Corporate Bond ETF	11,724	887,272
Vanguard® Intermediate-Term Treasury ETF	36,038	2,101,376
Vanguard® Long-Term Bond ETF	8,061	579,989
Vanguard® Long-Term Treasury ETF	9,270	583,454
Vanguard® Short-Term Bond ETF	64,779	4,846,765
Vanguard® Short-Term Inflation-Protected Securities ETF	9,338	449,251
Vanguard® Small-Cap Value ETF	1,955	280,347
Vanguard® Total Bond Market ETF	125,408	8,945,353
Vanguard® Total Stock Market ETF	11,186	2,007,551
Vanguard® Value ETF	6,890	850,777

Total Exchange Traded Funds
(Cost $32,953,230)		29,243,880
Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 1.01%
State Street Institutional Treasury Plus Money Market Fund	2.941%	298,346	$298,346

Total Short-Term Investments
(Cost $298,346)			298,346

Total Investments - 100.09%
(Total cost $33,251,576)			29,542,226

Liabilities in Excess of Other Assets - (0.09)%			(25,692)

Net Assets - 100.00%			$29,516,534

See Notes to Quarterly Schedule of Investments.

Morningstar Income and Growth ETF Asset Allocation Portfolio

Schedule of Investments

As of September 30, 2022 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.19%
iShares® Broad USD High Yield Corporate Bond ETF	65,149	$2,190,309
iShares® Core S&P 500® ETF	6,436	2,308,271
iShares® Core S&P® Mid-Cap ETF	9,452	2,072,446
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	92,715	1,500,129
Schwab Fundamental Emerging Markets Large Company Index ETF	43,669	1,023,601
Schwab Fundamental International Large Company Index ETF	111,620	2,807,243
Schwab US TIPS ETF	25,620	1,327,116
SPDR® Portfolio Intermediate Term Corporate Bond ETF	26,690	835,931
VanEck J. P. Morgan EM Local Currency Bond ETF	47,270	1,077,756
Vanguard® Consumer Staples ETF	3,128	537,359
Vanguard® FTSE Developed Markets ETF	62,869	2,285,917
Vanguard® Health Care ETF	2,530	565,961
Vanguard® Intermediate-Term Corporate Bond ETF	14,554	1,101,447
Vanguard® Intermediate-Term Treasury ETF	52,468	3,059,409
Vanguard® Long-Term Bond ETF	11,064	796,055
Vanguard® Long-Term Treasury ETF	8,495	534,675
Vanguard® Mid-Cap Value ETF	4,360	530,917
Vanguard® Short-Term Bond ETF	67,562	5,054,989
Vanguard® Small-Cap Value ETF	7,271	1,042,661
Vanguard® Total Bond Market ETF	205,906	14,687,275
Vanguard® Total Stock Market ETF	28,515	5,117,587
Vanguard® Value ETF	18,920	2,336,242

Total Exchange Traded Funds
(Cost $56,915,758)		52,793,296
Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.97%
State Street Institutional Treasury Plus Money Market Fund	2.941%	518,152	$518,152

Total Short-Term Investments
(Cost $518,152)			518,152

Total Investments - 100.16%
(Total cost $57,433,910)			53,311,448

Liabilities in Excess of Other Assets - (0.16)%			(86,500)

Net Assets - 100.00%			$53,224,948

See Notes to Quarterly Schedule of Investments.

Morningstar Balanced ETF Asset Allocation Portfolio

Schedule of Investments

As of September 30, 2022 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.07%
iShares® Broad USD High Yield Corporate Bond ETF	154,772	$5,203,435
iShares® Core S&P 500® ETF	32,518	11,662,581
iShares® Core S&P® Mid-Cap ETF	28,459	6,239,920
iShares® MSCI EAFE Small-Cap ETF	28,376	1,384,181
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	292,331	4,729,916
Schwab Fundamental Emerging Markets Large Company Index ETF	118,256	2,771,921
Schwab Fundamental International Large Company Index ETF	411,079	10,338,637
Schwab US TIPS ETF	41,663	2,158,143
SPDR® Portfolio Intermediate Term Corporate Bond ETF	48,295	1,512,599
VanEck J. P. Morgan EM Local Currency Bond ETF	95,995	2,188,686
Vanguard® Consumer Staples ETF	16,482	2,831,443
Vanguard® Energy ETF	13,950	1,417,041
Vanguard® Financials ETF	19,527	1,453,590
Vanguard® FTSE Developed Markets ETF	246,032	8,945,724
Vanguard® FTSE Emerging Markets ETF	37,148	1,355,531
Vanguard® Health Care ETF	10,155	2,271,673
Vanguard® Intermediate-Term Corporate Bond ETF	29,587	2,239,144
Vanguard® Intermediate-Term Treasury ETF	102,831	5,996,076
Vanguard® Long-Term Bond ETF	20,013	1,439,935
Vanguard® Mid-Cap Value ETF	23,090	2,811,669
Vanguard® Short-Term Bond ETF	51,192	3,830,185
Vanguard® Small-Cap ETF	8,395	1,434,789
Vanguard® Small-Cap Value ETF	29,043	4,164,766
Vanguard® Total Bond Market ETF	402,930	28,740,997
Vanguard® Total Stock Market ETF	92,184	16,544,262
Vanguard® Value ETF	57,085	7,048,856

Total Exchange Traded Funds
(Cost $147,634,316)		140,715,700
Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 1.01%
State Street Institutional Treasury Plus Money Market Fund	2.941%	1,436,257	$1,436,257

Total Short-Term Investments
(Cost $1,436,257)			1,436,257

Total Investments - 100.08%
(Total cost $149,070,573)			142,151,957

Liabilities in Excess of Other Assets - (0.08)%			(120,044)

Net Assets - 100.00%			$142,031,913

See Notes to Quarterly Schedule of Investments.

Morningstar Growth ETF Asset Allocation Portfolio

Schedule of Investments

As of September 30, 2022 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.90%
iShares® Core S&P 500® ETF	56,136	$20,133,176
iShares® Core S&P® Mid-Cap ETF	56,310	12,346,531
iShares® MSCI EAFE Small-Cap ETF	59,736	2,913,922
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	436,136	7,056,681
Schwab Fundamental Emerging Markets Large Company Index ETF	207,412	4,861,737
Schwab Fundamental International Large Company Index ETF	742,141	18,664,846
SPDR® Portfolio Intermediate Term Corporate Bond ETF	67,605	2,117,389
Vanguard® Consumer Staples ETF	30,317	5,208,157
Vanguard® Energy ETF	29,685	3,015,402
Vanguard® Financials ETF	42,066	3,131,393
Vanguard® FTSE Developed Markets ETF	571,432	20,777,268
Vanguard® FTSE Emerging Markets ETF	78,112	2,850,307
Vanguard® Health Care ETF	19,740	4,415,838
Vanguard® Intermediate-Term Treasury ETF	109,601	6,390,834
Vanguard® Mid-Cap Value ETF	41,405	5,041,887
Vanguard® Short-Term Bond ETF	28,716	2,148,531
Vanguard® Small-Cap ETF	24,560	4,197,550
Vanguard® Small-Cap Value ETF	49,745	7,133,433
Vanguard® Total Bond Market ETF	364,725	26,015,834
Vanguard® Total Stock Market ETF	178,481	32,031,985
Vanguard® Value ETF	98,492	12,161,792

Total Exchange Traded Funds
(Cost $204,325,804)		202,614,493

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.15%
State Street Institutional Treasury Plus Money Market Fund	2.941%	299,743	299,743

Total Short-Term Investments
(Cost $299,743)			299,743

Total Investments - 100.05%
(Total cost $204,625,547)			202,914,236

Liabilities in Excess of Other Assets - (0.05)%			(102,369)

Net Assets - 100.00%			$202,811,867

See Notes to Quarterly Schedule of Investments.

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

Schedule of Investments

As of September 30, 2022 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.88%
iShares® Core S&P 500® ETF	39,073	$14,013,531
iShares® Core S&P® Mid-Cap ETF	40,871	8,961,375
iShares® MSCI EAFE Small-Cap ETF	49,610	2,419,976
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	270,922	4,383,518
Schwab Fundamental Emerging Markets Large Company Index ETF	157,139	3,683,338
Schwab Fundamental International Large Company Index ETF	579,303	14,569,470
Vanguard® Consumer Staples ETF	22,259	3,823,874
Vanguard® Energy ETF	26,775	2,719,804
Vanguard® Financials ETF	34,336	2,555,972
Vanguard® FTSE Developed Markets ETF	420,160	15,277,018
Vanguard® FTSE Emerging Markets ETF	82,491	3,010,097
Vanguard® Health Care ETF	14,995	3,354,381
Vanguard® Intermediate-Term Treasury ETF	22,370	1,304,395
Vanguard® Mid-Cap Value ETF	31,480	3,833,320
Vanguard® Small-Cap ETF	22,893	3,912,643
Vanguard® Small-Cap Value ETF	40,456	5,801,390
Vanguard® Total Bond Market ETF	36,878	2,630,508
Vanguard® Total Stock Market ETF	116,366	20,884,206
Vanguard® Value ETF	82,603	10,199,818

Total Exchange Traded Funds
(Cost $128,079,960)		127,338,634

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.13%
State Street Institutional Treasury Plus Money Market Fund	2.941%	167,526	167,526

Total Short-Term Investments
(Cost $167,526)			167,526

Total Investments - 100.01%
(Total cost $128,247,486)			127,506,160

Liabilities in Excess of Other Assets - (0.01)%			(10,799)

Net Assets - 100.00%			$127,495,361

See Notes to Quarterly Schedule of Investments.

ALPS | Alerian Energy Infrastructure Portfolio

Schedule of Investments

As of September 30, 2022 (Unaudited)

Security Description	Shares	Value
Canadian Energy Infrastructure Companies - 27.12%
Enbridge, Inc.	287,638	$10,665,522
Gibson Energy, Inc.	144,271	2,294,591
Keyera Corp.	217,969	4,487,667
Pembina Pipeline Corp.	170,179	5,169,371
TC Energy Corp.	153,630	6,188,130

Total Canadian Energy Infrastructure Companies
(Cost $32,948,039)		28,805,281

Exchange Traded Fund - 1.05%
Energy Select Sector SPDR® Fund	15,500	1,116,310

Total Exchange Traded Fund
(Cost $1,116,426)		1,116,310

U.S. Energy Infrastructure Companies - 30.46%
Cheniere Energy, Inc.	39,937	6,625,948
DT Midstream, Inc.	95,821	4,972,152
Equitrans Midstream Corp.	456,228	3,412,585
Kinder Morgan, Inc.	327,973	5,457,471
Kinetik Holdings, Inc.	14,432	470,195
NextDecade Corp. (1)	30,475	183,459
ONEOK, Inc.	96,447	4,941,944
Targa Resources Corp.	84,306	5,087,024
Tellurian, Inc. (1)	501,858	1,199,441

Total U.S. Energy Infrastructure Companies
(Cost $31,755,107)		32,350,219

U.S. Energy Infrastructure MLPs - 25.76%
Crestwood Equity Partners LP	15,265	423,909
Delek Logistics Partners LP	2,780	141,613
Energy Transfer LP	696,523	7,682,649
Enterprise Products Partners LP	381,869	9,080,845
Genesis Energy LP	17,122	157,522
Hess Midstream LP, Class A	42,476	1,083,987
Holly Energy Partners LP	6,422	105,385
Magellan Midstream Partners LP	64,351	3,057,316
MPLX LP	115,454	3,464,775
NuStar Energy LP	19,711	266,098
Shell Midstream Partners LP	27,038	427,471
Western Midstream Partners LP	58,081	1,461,318

Total U.S. Energy Infrastructure MLPs
(Cost $26,385,979)		27,352,888

U.S. General Partners - 15.33%
Antero Midstream Corp.	317,999	2,919,231
EnLink Midstream LLC	317,178	2,819,712
Plains GP Holdings LP, Class A	489,511	5,340,565
Security Description	Shares	Value
U.S. General Partners (continued)
The Williams Cos., Inc.	181,790	$5,204,648

Total U.S. General Partners
(Cost $15,174,908)		16,284,156

Total Investments - 99.72%
(Total cost $107,380,459)		105,908,854

Other Assets in Excess of Liabilities - 0.28%		295,279

Net Assets - 100.00%		$106,204,133

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS | Red Rocks Global Opportunity Portfolio

Schedule of Investments

As of September 30, 2022 (Unaudited)

Security Description	Shares	Value
Closed-End Funds - 20.33%
Financials - 20.33%
Abrdn Private Equity Opportunities Trust PLC	81,300	$372,178
Apax Global Alpha, Ltd. (1)(2)	110,500	212,211
HarbourVest Global Private Equity, Ltd. (3)	41,900	974,945
HBM Healthcare Investments AG, Class A (3)	1,755	391,429
HgCapital Trust PLC	208,000	784,384
ICG Enterprise Trust PLC	28,800	316,244
NB Private Equity Partners, Ltd.	13,600	232,648
Oakley Capital Investments, Ltd.	114,000	480,505
Pantheon International PLC Fund (3)	144,500	386,499
Princess Private Equity Holding, Ltd.	16,500	171,878

Total Financials		4,322,921

Total Closed-End Funds
(Cost $4,384,070)		4,322,921

Common Stocks - 72.36%
Communication Services - 0.97%
Liberty Broadband Corp., Class C (3)	2,800	206,640

Consumer Discretionary - 1.67%
Wesfarmers, Ltd.	13,000	355,402

Consumer Staples - 2.75%
Costco Wholesale Corp.	1,240	585,615

Financials - 52.02%
3i Group PLC	51,800	621,983
Altamir	14,400	322,474
Apollo Global Management, Inc., Class A	5,500	255,750
Ares Capital Corp.	27,400	462,512
Ares Management LP, Class A	11,425	707,779
Berkshire Hathaway, Inc., Class B (3)	3,060	817,081
Blackstone, Inc., Class A	11,150	933,255
Brederode SA	9,550	837,084
Brookfield Asset Management, Inc., Class A	8,399	343,435
Cannae Holdings, Inc. (3)	19,500	402,870
Carlyle Group, Inc.	13,700	354,008
Carlyle Secured Lending, Inc.	23,300	266,552
Clairvest Group, Inc.	4,200	218,916
FS KKR Capital Corp.	48,700	825,464
Hercules Capital, Inc.	8,500	98,430
Intermediate Capital Group PLC	27,500	296,655
Investor AB, B Shares, Class B	29,200	426,064
Security Description	Shares	Value
Financials (continued)
KKR & Co., Inc., Class A	18,200	$782,600
Mutares SE & Co. KGaA	10,978	158,548
Owl Rock Capital Corp.	30,500	316,285
Partners Group Holding AG	825	663,947
Peugeot Invest	2,800	210,937
Ratos AB, B Shares	91,000	310,206
StepStone Group, Inc., Class A	8,700	213,237
SVB Financial Group (3)	650	218,257

Total Financials		11,064,329

Health Care - 7.54%
Chemed Corp.	1,320	576,258
Danaher Corp.	1,750	452,008
Thermo Fisher Scientific, Inc.	1,130	573,125

Total Health Care		1,601,391

Industrials - 1.71%
Nordson Corp.	1,715	364,043

Information Technology - 5.70%
Accenture PLC, Class A	1,560	401,388
Constellation Software, Inc.	310	431,352
Mastercard, Inc., Class A	1,330	378,172

Total Information Technology		1,210,912

Total Common Stocks
(Cost $16,853,158)		15,388,332

Preferred Stock - 3.76%
Financials - 3.76%
Compass Diversified Holdings, Series B, 7.875%(4)	4,200	104,748
Compass Diversified Holdings, Series C, 7.875%(4)	18,800	463,984
KKR Group Finance Co. IX LLC , 4.625%(4)	12,600	230,580

Total Financials		799,312

Total Preferred Stock
(Cost $820,003)		799,312

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 3.11%
State Street Institutional Treasury Plus Money Market Fund	2.941%	661,766	$661,766

Total Short-Term Investments
(Cost $661,766)			661,766

Total Investments - 99.56%
(Total cost $22,718,997)			21,172,331

Other Assets in Excess of Liabilities - 0.44%			92,503

Net Assets - 100.00%			$21,264,834

(1)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of September 30, 2022, the aggregate value of those securities was $212,211, which represents 1.00% of net assets

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $212,211, representing 1.00% of net assets.

(3)	Non-income producing security.

(4)	Perpetual Maturity.

See Notes to Quarterly Schedule of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at September 30, 2022	Fund Delivering	U.S. $ Value at September 30, 2022	Unrealized Appreciation/ (Depreciation)
State Street Bank and Trust Company	10/28/2022	USD	94,958	GBP	99,588	$4,630
State Street Bank and Trust Company	10/28/2022	USD	139,644	GBP	145,382	5,738
State Street Bank and Trust Company	12/2/2022	USD	452,553	GBP	457,537	4,984
						$15,352

State Street Bank and Trust Company	12/2/2022	USD	217,896	GBP	209,333	$(8,563)
						$(8,563)

ALPS Variable Investment Trust

Notes to Quarterly Schedules of Investments

September 30, 2022 (Unaudited)

1. ORGANIZATION

ALPS Variable Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The Schedules of Investments herein relate to the following seven series of the Trust: Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Aggressive Growth ETF Asset Allocation Portfolio (each a “Morningstar Portfolio,” and collectively the “Morningstar Portfolios”), the ALPS | Alerian Energy Infrastructure Portfolio, and the ALPS | Red Rocks Global Opportunity Portfolio. The Morningstar Portfolios and the ALPS | Alerian Energy Infrastructure Portfolio are each considered non-diversified under the 1940 Act and may invest a greater portion of their assets in a more limited number of issuers than a diversified portfolio. The ALPS | Red Rocks Global Opportunity Portfolio has elected to qualify as a diversified under the 1940 Act.

The Morningstar Portfolios offer Class I and Class II shares. The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS | Red Rocks Global Opportunity Portfolio offer Class I and Class III shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including legal fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average daily net assets. Expenses directly attributable to a particular Portfolio (including advisory, custodial, registration, professional and audit fees) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Portfolios. In addition, in the normal course of business, the Trust, on behalf of the Portfolios, enters into contracts with vendors and others that provide general indemnification to the extent permissible under law. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Portfolios.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, qualified pensions, retirement plans or registered and unregistered separate accounts. Shares are not offered to the general public.

Each variable annuity contract and variable life insurance policy owner (“Contract Owner”) and retirement plan participant (“Participant”) also incurs fees associated with the variable annuity, variable life insurance or retirement plan through which he or she invested. As a Contract Owner or Participant, you may incur additional fees and different terms and conditions associated with your investment program that are not disclosed in the Portfolios’ Financial Statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolios’ Schedules of Investments are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Each Portfolio is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and ask price. Shares of an open-end investment company are valued at that investment company’s net asset value per share. Securities for which quotations are not readily available are valued under procedures established by the Trust’s Board of Trustees (the “Board”) to determine fair value in good faith. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board has appointed ALPS Advisors, Inc. (the “Adviser”) to serve as the valuation designee to perform fair value determinations for Portfolios within the Trust. Securities traded on one or more of the U.S. national securities exchanges, the NASDAQ Stock Market LLC or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of which such value is being determined.

Each Portfolio’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the valuation designee. When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Portfolio is priced that materially affects the value of a security, the securities will be valued by the Adviser using fair valuation procedures established by the valuation designee. Examples of potentially significant events that could materially impact the value of a security include, but are not limited to, company specific announcements, significant market volatility, natural disasters, armed conflicts, significant governmental actions, or a security’s trading has been halted, suspended or the security has not traded since the prior day and the closure of the primary trading market at a time when under normal conditions it would be open.

In the case of foreign securities, the Adviser may consider the following when determining the “fair value” of a security: (a) the country’s or geographic region’s political and economic environment; (b) the nature of any significant events which have occurred from the time of the market quotation to the valuation of each Portfolio’s net asset value which may materially impact each Portfolio’s net asset valuation; (c) American Depository Receipt trading; (d) Exchange-Traded Fund trading; (e) foreign currency exchange activity; (f) other relevant matters; and (g) if a stock split occurs on a Japanese exchange, management will fair value using the last day of trading price until the security commences trading again.

ALPS | Red Rocks Global Opportunity Portfolio uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading on the NYSE.

If the current price of a foreign security is unavailable as a result of a foreign stock exchange’s closure for a foreign holiday, such foreign security’s value will be the closing price of such security on the last day such foreign exchange was open, adjusted by the current foreign exchange rate, assuming there are no significant events which occurred which may materially impact each Portfolio’s net asset value determination.

Fair Value Measurements: The Portfolios disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Portfolios’ investments by major category are as follows:

Equity securities, exchange-traded funds and limited partnerships for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when each Portfolio’s assets are valued. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls for an investment is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Portfolio’s investments as of September 30, 2022:

Morningstar Conservative ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$29,243,880	$–	$–	$29,243,880
Short-Term Investments	298,346	–	–	298,346
Total	$29,542,226	$–	$–	$29,542,226

Morningstar Income and Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$52,793,296	$–	$–	$52,793,296
Short-Term Investments	518,152	–	–	518,152
Total	$53,311,448	$–	$–	$53,311,448

Morningstar Balanced ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$140,715,700	$–	$–	$140,715,700
Short-Term Investments	1,436,257	–	–	1,436,257
Total	$142,151,957	$–	$–	$142,151,957

Morningstar Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$202,614,493	$–	$–	$202,614,493
Short-Term Investments	299,743	–	–	299,743
Total	$202,914,236	$–	$–	$202,914,236

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$127,338,634	$–	$–	$127,338,634
Short-Term Investments	167,526	–	–	167,526
Total	$127,506,160	$–	$–	$127,506,160

ALPS | Alerian Energy Infrastructure Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Canadian Energy Infrastructure Companies	$28,805,281	$–	$–	$28,805,281
Exchange Traded Fund	1,116,310	–	–	1,116,310
U.S. Energy Infrastructure Companies	32,350,219	–	–	32,350,219
U.S. Energy Infrastructure MLPs	27,352,888	–	–	27,352,888
U.S. General Partners	16,284,156	–	–	16,284,156
Total	$105,908,854	$–	$–	$105,908,854

ALPS | Red Rocks Global Opportunity Portfolio

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$1,064,894	$3,258,027	$–	$4,322,921
Common Stocks	11,507,506	3,880,826	–	15,388,332
Preferred Stock	799,312	–	–	799,312
Short-Term Investments	661,766	–	–	661,766
Total	$14,033,478	$7,138,853	$–	$21,172,331

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Contracts	$–	$15,352	$–	$15,352
Liabilities
Forward Foreign Currency Contracts	–	(8,563)	–	(8,563)
TOTAL	$–	$6,789	$–	$6,789

*	See Schedule of Investments for industry classification.

The Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value for the period ended September 30, 2022.

Master Limited Partnerships (“MLPs”): Pursuant to Section 851(b)(3) of the Code, the ALPS | Alerian Energy Infrastructure Portfolio may invest no more than 25% of the value of its total assets in the securities of one or more qualified publicly traded partnerships, which include MLPs. Unlike direct investments in MLPs, income and losses from the Alerian Energy Infrastructure Portfolio’s investments in MLPs will not directly flow through to the personal tax returns of shareholders. The ALPS | Alerian Energy Infrastructure Portfolio will report distributions from its investments, including MLPs, made to shareholders annually on Form 1099. Shareholders will not, solely by virtue of their status as ALPS | Alerian Energy Infrastructure Portfolio shareholders, be treated as engaged in the business conducted by underlying MLPs for federal or state income tax purposes or for purposes of the tax on unrelated business income of tax-exempt organizations. MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, MLP interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level income taxation. To qualify as an MLP and not be taxed as a corporation for income tax purposes, a partnership must, for any taxable year, receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include, among other things, certain natural resource-based activities such as the processing, transportation and storage of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

Market Risk: Market risk refers to the risk that the value of securities held by a Portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s or Sub-Adviser’s control, including fluctuation in interest rates, the quality of a Portfolio’s investments, investor sentiment and general economic and market conditions, such as national or international political events, natural disasters, and the spread of infectious illness or other public health issue and investor sentiment. In a declining stock market, stock prices for all companies (including those in a Portfolio’s portfolio) may decline, regardless of their long-term prospects.

Equity Securities Risk: Common stock and other equity securities may be affected by macro-economic and other factors affecting the stock market in general, including without limitation, expectations of interest rates, changes in an issuer’s financial condition, poor performance of a particular issuer, national or international political events, natural disasters, and the spread of infectious illness or other public health issue.

Non-U.S. Securities Risk: The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS | Red Rocks Global Opportunity Portfolio invest directly in securities of non-U.S. issuers which involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Epidemic and Pandemic Risk: Certain countries have been susceptible to epidemics, most recently COVID-19, which has been designated as a pandemic by world health authorities. The outbreak of such epidemics, together with any resulting restrictions on travel or quarantines imposed, could have a negative impact on the economy and business activity globally (including in the countries in which we invest), and thereby could adversely affect the performance of our investments. Furthermore, the rapid development of epidemics could preclude prediction as to their ultimate adverse impact on economic and market conditions, and, as a result, present material uncertainty and risk with respect to us and the performance of our investments.

Security Transactions and Investment Income: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis.

The books and records of the Portfolios are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates.